THE COMPANY	12 Months Ended
Dec. 31, 2017
THE COMPANY
THE COMPANY

NOTE 1     THE COMPANY

Newmont Mining Corporation and its affiliates and subsidiaries (collectively, “Newmont,” “we,” “us” or the “Company”) predominantly operate in the mining industry, focused on the production of and exploration for gold and copper. The Company has significant assets and/or operations in the United States (“U.S.”), Australia, Peru, Ghana and Suriname. The cash flow and profitability of the Company’s operations are significantly affected by the market price of gold and copper. The prices of gold and copper are affected by numerous factors beyond the Company’s control.

References to “A$” refer to Australian currency and “C$” refer to Canadian currency.